Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of current and deferred portions of the income tax expense
	Year ended December 31,
	2020	2019	2018
Current	$1,767	$66,299	$26,962
Deferred	(451)	(1,827)	(628)
	$1,316	$64,472	$26,334

Federal Income Tax Note [Table Text Block]
	Year ended December 31,
	2020	2019	2018
Income tax expense (benefit) at applicable statutory rate(1)	$(348,782)	$1,345,164	$(473,951)
(Income) loss not subject to tax(2)	(214,313)	(1,716,553)	313,015
Current year change in valuation allowance	558,859	406,506	195,420
Others	5,552	29,355	(8,150)
Reported income taxes	$1,316	$64,472	$26,334

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2020	December 31, 2019
Deferred tax asset
Others	$1,128	$677
Net operating loss carryforwards	1,367,309	808,450
Less: Valuation allowance	(1,367,309)	(808,450)
Net deferred tax asset	$1,128	$677